ABBEY CAPITAL MULTI ASSET FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023
(UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS - 82.7%
U.S. TREASURY OBLIGATIONS - 80.3%
U.S. Treasury Bills	4.716%	06/01/23	2,164	$2,164,000
U.S. Treasury Bills	4.701%	06/08/23	11,214	11,202,558
U.S. Treasury Bills	4.656%	06/22/23	1,659	1,654,125
U.S. Treasury Bills	4.780%	06/29/23	6,948	6,920,750
U.S. Treasury Bills	4.859%	07/06/23	9,033	8,990,418
U.S. Treasury Bills	4.827%	07/13/23	12,185	12,112,764
U.S. Treasury Bills	4.858%	07/20/23	9,856	9,787,817
U.S. Treasury Bills	4.819%	07/27/23	16,965	16,828,317
U.S. Treasury Bills	4.827%	08/03/23	16,231	16,084,640
U.S. Treasury Bills	4.937%	08/10/23	27,492	27,217,666
U.S. Treasury Bills	5.057%	08/17/23	9,397	9,295,022
U.S. Treasury Bills	5.141%	08/24/23	29,388	29,034,785
U.S. Treasury Bills	5.158%	08/31/23	5,269	5,199,030
U.S. Treasury Bills	5.124%	09/07/23	14,858	14,653,905
U.S. Treasury Bills	4.894%	09/14/23	13,279	13,082,297
U.S. Treasury Bills	4.740%	09/21/23	3,677	3,618,713
U.S. Treasury Bills	4.888%	09/28/23	9,356	9,199,797
U.S. Treasury Bills	4.966%	10/05/23	9,107	8,941,360
U.S. Treasury Bills	4.977%	10/12/23	26,873	26,350,616
U.S. Treasury Bills	5.051%	10/19/23	20,859	20,433,872
U.S. Treasury Bills	5.086%	10/26/23	53,954	52,797,324
U.S. Treasury Bills	5.093%	11/02/23	14,120	13,806,061
U.S. Treasury Bills	5.124%	11/09/23	19,736	19,269,658
U.S. Treasury Bills	5.355%	11/16/23	20,621	20,121,143
U.S. Treasury Bills	5.436%	11/24/23	25,846	25,190,412
TOTAL U.S. TREASURY OBLIGATIONS ($384,371,149)				383,957,050
			NUMBER OF
			SHARES
MONEY MARKET DEPOSIT ACCOUNT - 2.4%			(000's)
U.S. Bank Money Market Deposit Account, 5.00% (United States)(a)			11,367	11,636,667
TOTAL MONEY MARKET DEPOSIT ACCOUNT ($11,636,667)				11,636,667

TOTAL SHORT-TERM INVESTMENTS
(Cost $396,007,816)				395,593,717
TOTAL INVESTMENTS - 82.7%
(Cost $396,007,816)				395,593,717

OTHER ASSETS IN EXCESS OF LIABILITIES - 17.3%				82,668,758
NET ASSETS - 100.0%				$478,262,475

* Short-term investments' coupon reflect the annualized effective yield on the date of purchase for discounted investments.
(a) The rate shown is as of May 31 2023.

Futures contracts outstanding as of May 31, 2023 were as follows:

LONG CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	Jun-23	171	$18,239,590	$28,423
3-Month Euro Euribor	Jun-24	1	258,527	374
3-Month SOFR Futures	Dec-24	22	5,321,525	(19,938)
3-Month SOFR Futures	Dec-25	41	9,940,450	(19,888)
90-DAY Bank Bill	Jun-23	3	1,932,005	(1,479)
90-DAY Bank Bill	Dec-23	23	14,809,871	(7,062)
Australian 10-Year Bond Futures	Jun-23	41	3,197,880	(53,453)
Australian 3-Year Bond Futures	Jun-23	59	4,123,354	(30,563)
CAC40 10 Euro Futures	Jun-23	148	11,231,225	(421,407)
Cattle Feeder Futures	Aug-23	18	2,152,575	71,400
Cattle Feeder Futures	Sep-23	5	605,563	28,675
CHF Currency Futures	Jun-23	1	137,469	(2,725)
Cocoa Futures	Jul-23	15	451,050	5,350
Cocoa Futures	Sep-23	92	2,777,480	51,340
Cocoa Futures	Dec-23	33	993,300	(1,830)
Cocoa Futures ICE	Jul-23	28	817,127	33,052
Cocoa Futures ICE	Sep-23	47	1,355,235	70,047
Cocoa Futures ICE	Dec-23	10	283,123	(697)
Coffee 'C' Futures	Sep-23	1	65,944	(6,244)
Coffee Robusta Futures	Jul-23	4	102,240	6,610
Coffee Robusta Futures	Sep-23	12	302,400	6,980
DAX Index Futures	Jun-23	51	21,349,033	(436,972)
DJIA Mini E-CBOT	Jun-23	53	8,739,435	(216,428)
Dollar Index	Jun-23	172	17,930,140	114,510
E-Mini Consumer Discretionary Select Futures	Jun-23	1	153,350	(190)
E-mini S&P 500 ESG Index	Jun-23	2	371,660	3,010
E-Mini Technology Select Futures	Jun-23	2	331,420	32,450
EUR Foreign Exchange Currency Futures	Jun-23	114	15,226,838	(43,378)
Euro STOXX 50	Jun-23	199	8,970,039	148,428
Euro/JPY Futures	Jun-23	53	7,056,998	184,263
Euro-Bobl Futures	Jun-23	25	3,157,000	1,432
Euro-BTP Futures	Jun-23	17	2,107,147	19,219
Euro-Bund Futures	Jun-23	14	2,035,936	2,309
FTSE 100 Index Futures	Jun-23	142	13,163,294	(446,796)
FTSE Taiwan Index	Jun-23	28	1,590,680	19,330
FTSE/JSE TOP 40	Jun-23	5	178,034	(8,022)
FTSE/MIB Index Futures	Jun-23	41	5,717,623	(69,489)
Gasoline RBOB Futures	Jun-23	25	2,565,990	(51,431)
Gasoline RBOB Futures	Aug-23	3	299,326	(4,704)
Gasoline RBOB Futures	Oct-23	1	89,048	(3,927)
GBP Currency Futures	Jun-23	59	4,582,825	68,584
Gold 100 Oz Futures	Aug-23	61	12,090,810	12,370
Gold 100 Oz Futures	Dec-23	2	404,080	(1,980)
Hang Seng Index Futures	Jun-23	6	697,278	(22,642)
IBEX 35 Index Futures	Jun-23	6	579,586	(9,934)
JPN 10-Year Bond (Osaka Securities Exchange)	Jun-23	4	4,266,284	(3,302)
JPY Currency Futures	Jun-23	112	10,080,000	32,594
Live Cattle Futures	Aug-23	89	5,969,230	167,040
Live Cattle Futures	Oct-23	35	2,404,850	63,530
Live Cattle Futures	Dec-23	22	1,543,960	44,940
LME Aluminum Forward	Jun-23	2	112,576	(6,362)
LME Aluminum Forward	Jun-23	945	52,979,062	(2,744,834)
LME Aluminum Forward	Jun-23	4	224,300	(11,293)
LME Aluminum Forward	Jul-23	4	224,563	(18,562)
LME Aluminum Forward	Jul-23	2	112,475	(5,676)
LME Aluminum Forward	Jul-23	4	224,850	(15,713)
LME Aluminum Forward	Jul-23	2	112,375	(9,200)
LME Aluminum Forward	Jul-23	1	56,113	668
LME Aluminum Forward	Jul-23	5	280,438	3,313
LME Aluminum Forward	Aug-23	1	56,086	(1,827)
LME Aluminum Forward	Sep-23	83	4,678,046	(85,200)
LME Copper Forward	Jun-23	2	403,600	(48,229)
LME Copper Forward	Jun-23	1	201,813	(24,089)
LME Copper Forward	Jun-23	2	403,905	(47,849)
LME Copper Forward	Jun-23	1	201,991	(23,849)
LME Copper Forward	Jun-23	314	63,427,999	(6,245,053)
LME Copper Forward	Jun-23	1	202,006	(21,819)
LME Copper Forward	Jun-23	1	202,073	(9,565)
LME Copper Forward	Jul-23	1	202,140	(22,611)
LME Copper Forward	Jul-23	1	202,043	(850)
LME Copper Forward	Jul-23	1	202,098	(9,596)
LME Copper Forward	Aug-23	1	202,166	(12,728)
LME Copper Forward	Sep-23	34	6,878,200	(7,830)
LME Lead Forward	Jun-23	1	50,288	(2,699)
LME Lead Forward	Jun-23	1	50,353	(2,723)
LME Lead Forward	Jun-23	1	50,369	(3,263)
LME Lead Forward	Jun-23	66	3,333,858	(188,252)
LME Lead Forward	Jun-23	1	50,463	(3,075)
LME Lead Forward	Jun-23	1	50,444	(2,931)
LME Lead Forward	Sep-23	52	2,617,875	(73,037)
LME Nickel Forward	Jun-23	1	122,757	(21,123)
LME Nickel Forward	Jun-23	2	245,676	(37,648)
LME Nickel Forward	Jul-23	1	123,001	(31,379)
LME Nickel Forward	Jul-23	1	123,014	(23,896)
LME Nickel Forward	Jul-23	1	123,052	(2,658)
LME Nickel Forward	Aug-23	2	246,366	(40,746)
LME Nickel Forward	Aug-23	1	123,452	(4,349)
LME Zinc Forward	Jun-23	1	55,931	(11,181)
LME Zinc Forward	Jun-23	97	5,431,394	(1,031,230)
LME Zinc Forward	Jun-23	2	112,085	(22,214)
LME Zinc Forward	Jul-23	1	56,027	(1,416)
LME Zinc Forward	Jul-23	1	56,031	(1,419)
LME Zinc Forward	Jul-23	1	56,094	(12,519)
LME Zinc Forward	Jul-23	1	56,113	(10,125)
LME Zinc Forward	Aug-23	1	56,144	(5,806)
LME Zinc Forward	Aug-23	1	56,169	94
Micro E-mini Nasdaq 100 Index Futures	Jun-23	1	28,601	2,517
Micro Gold Futures	Aug-23	1	19,821	(227)
Mini TOPIX Index Futures	Jun-23	6	91,556	7,951
MSCI EAFE Index Futures	Jun-23	23	2,361,410	(92,735)
MXN Currency Futures	Jun-23	205	5,774,850	136,310
Nasdaq 100 E-Mini	Jun-23	90	25,740,899	555,470
Nikkei 225 (Chicago Mercantile Exchange)	Jun-23	11	1,693,450	110,625
Nikkei 225 (Osaka Securities Exchange)	Jun-23	26	5,757,043	374,161
Nikkei 225 (Singapore Exchange)	Jun-23	267	29,569,782	94,258
Nikkei 225 Mini	Jun-23	114	2,524,242	198,579
Nikkei/Yen Futures	Jun-23	2	220,922	2,081
NZD Currency Futures	Jun-23	24	1,442,280	(29,280)
OAT Futures	Jul-23	1	16,950	(150)
OMX Helsinki All-Share Index Futures	Jun-23	4	78,318	(852)
OMX Stockholm 30 Index Futures	Jun-23	529	10,915,823	(55,928)
Orange Juice Futures	Jul-23	3	126,990	8,618
Palm Oil Futures	Jul-23	1	17,495	(1,712)
Platinum Standard Futures	Apr-24	1	16,042	(373)
S&P 500 E-Mini Futures	Jun-23	1,200	251,429,999	12,887,596
S&P/TSX 60 IX Futures	Jun-23	21	3,640,309	(192,530)
SGX Nifty 50	Jun-23	78	2,911,584	25,865
Silver Futures	Jul-23	65	7,665,775	(427,171)
SPI 200 Futures	Jun-23	79	9,120,918	(93,665)
STOXX Dividend Futures	Dec-24	1	14,633	556
STOXX Europe 600 Banks Index	Jun-23	2	15,504	(323)
STOXX Europe 600 Index	Jun-23	19	458,580	(6,258)
STOXX Europe 600 Institutional Index	Jun-23	1	17,022	1,181
STOXX Europe 600 Utilities Index	Jun-23	1	20,432	978
STOXX Europe 600 ESG-X Index Futures	Jun-23	10	179,682	(3,314)
Sugar No. 11 (World)	Jul-23	76	2,133,107	(28,668)
Sugar No. 11 (World)	Oct-23	183	5,070,710	71,478
Sugar No. 11 (World)	Mar-24	42	1,151,539	(7,011)
Sugar No. 11 (World)	May-24	1	25,659	(504)
Topix Index Futures	Jun-23	69	10,528,907	445,193
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-23	125	14,308,594	29,813
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-23	12	1,540,125	18,234
USD/CHN Futures	Jun-23	2	199,855	2,623
White Sugar ICE	Aug-23	9	313,245	25,410
				$2,488,226

SHORT CONTRACTS	EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION/ (DEPRECIATION)
1-Month SOFR Future	Oct-23	6	$(2,369,440)	$3,584
3 Year Treasury Note	Sep-23	1	(211,297)	(516)
3-Month Euro Euribor	Sep-23	21	(5,399,048)	(521)
3-Month Euro Euribor	Dec-23	244	(62,787,213)	1,523
3-Month Euro Euribor	Mar-24	209	(53,895,343)	(93,823)
3-Month Euro Euribor	Jun-24	17	(4,394,962)	(5,572)
3-Month Euro Euribor	Sep-24	68	(17,620,732)	(18,532)
3-Month Euro Euribor	Dec-24	16	(4,152,896)	(8,003)
3-Month Euro Euribor	Mar-25	26	(6,754,361)	(13,802)
3-Month Euro Euribor	Jun-25	18	(4,679,223)	(9,567)
3-Month Euro Euribor	Sep-25	14	(3,641,266)	(6,961)
3-Month Euro Euribor	Mar-26	38	(9,890,544)	(16,635)
3-Month SOFR Futures	Sep-23	121	(28,686,074)	57,413
3-Month SOFR Futures	Dec-23	75	(17,841,563)	55,025
3-Month SOFR Futures	Mar-24	23	(5,498,150)	8,813
3-Month SOFR Futures	Jun-24	19	(4,564,513)	5,438
3-Month SOFR Futures	Sep-24	160	(38,593,999)	(29,276)
3-Month SOFR Futures	Dec-24	14	(3,386,425)	(1,988)
3-Month SOFR Futures	Mar-25	12	(2,907,150)	(2,625)
3-Month SOFR Futures	Jun-25	8	(1,939,200)	(2,300)
3-Month SOFR Futures	Sep-25	8	(1,939,500)	(2,350)
3-Month SONIA Index Futures	Sep-23	254	(74,804,388)	(67,204)
3-Month SONIA Index Futures	Dec-23	55	(16,187,538)	64,235
3-Month SONIA Index Futures	Mar-24	39	(11,493,597)	62,586
3-Month SONIA Index Futures	Jun-24	22	(6,498,619)	29,668
3-Month SONIA Index Futures	Sep-24	64	(18,951,847)	48,156
3-Month SONIA Index Futures	Dec-24	41	(12,165,253)	6,126
3-Month SONIA Index Futures	Mar-25	17	(5,050,209)	7,728
3-Month SONIA Index Futures	Jun-25	15	(4,459,799)	6,811
3-Month SONIA Index Futures	Sep-25	11	(3,273,085)	5,613
3-Month SONIA Index Futures	Dec-25	30	(8,933,125)	11,647
90-DAY Bank Bill	Sep-23	2	(1,287,752)	189
90-DAY Bank Bill	Dec-23	8	(5,151,259)	2,013
90-DAY Bank Bill	Mar-24	6	(3,864,576)	850
90-DAY Bank Bill	Jun-24	3	(1,932,949)	(205)
90-DAY Bank Bill	Sep-24	2	(1,289,010)	(16)
90-DAY Bank Bill	Dec-24	1	(644,663)	(63)
AUD/USD Currency Futures	Jun-23	192	(12,475,200)	213,116
Australian 10-Year Bond Futures	Jun-23	114	(8,891,667)	(375)
Australian 3-Year Bond Futures	Jun-23	641	(44,797,797)	(35,115)
Bank Acceptance Futures	Sep-23	24	(4,188,066)	8,499
Bank Acceptance Futures	Dec-23	24	(4,189,171)	14,116
Bank Acceptance Futures	Mar-24	18	(3,148,011)	14,116
Bank Acceptance Futures	Jun-24	16	(2,806,335)	12,302
Bank Acceptance Futures	Sep-24	8	(1,408,177)	5,193
Bank Acceptance Futures	Dec-24	5	(883,149)	2,007
Brent Crude Futures	Aug-23	25	(1,815,000)	77,520
Brent Crude Futures	Sep-23	6	(434,940)	16,660
Brent Crude Futures	Oct-23	4	(288,800)	14,640
Brent Crude Futures	Dec-23	4	(286,520)	11,740
Brent Crude Oil Last Day	Aug-23	4	(290,400)	20,190
CAD Currency Futures	Jun-23	268	(19,750,260)	(23,655)
Canada 5-Year Bond Futures	Sep-23	1	(82,018)	(155)
Canadian 10-Year Bond Futures	Sep-23	103	(9,383,433)	(47,433)
Canola Futures (Winnipeg Commodity Exchange)	Jul-23	6	(57,414)	7,268
Canola Futures (Winnipeg Commodity Exchange)	Nov-23	22	(202,514)	18,399
CHF Currency Futures	Jun-23	56	(7,698,250)	59,238
Coffee 'C' Futures	Jul-23	1	(66,994)	1,669
Coffee 'C' Futures	Sep-23	4	(263,775)	3,150
Coffee 'C' Futures	Dec-23	2	(130,200)	1,931
Coffee 'C' Futures	Mar-24	1	(64,969)	(206)
Copper Futures	Jul-23	87	(7,910,475)	255,908
Copper Futures	Sep-23	1	(91,338)	1,613
Corn Futures	Jul-23	67	(1,989,900)	(49,013)
Corn Futures	Sep-23	13	(335,563)	16,788
Corn Futures	Dec-23	132	(3,443,550)	(62,813)
Cotton No.2 Futures	Jul-23	1	(41,740)	(575)
Cotton No.2 Futures	Dec-23	49	(1,947,015)	73,850
DAX Index Futures	Jun-23	1	(418,609)	3,046
DAX-Mini Futures	Jun-23	1	(83,722)	657
DJIA Mini E-CBOT	Jun-23	7	(1,154,265)	11,135
Dutch TTF Gas Futures	Jul-23	25	(533,860)	86,234
E-Mini Crude Oil	Jul-23	7	(238,315)	9,448
E-Mini Health Care Select Futures	Jun-23	1	(129,100)	3,770
E-Mini Industrial Select Futures	Jun-23	1	(97,550)	810
E-Mini Materials Select Futures	Jun-23	1	(79,450)	5,410
E-Mini Natural Gas	Jul-23	1	(5,665)	98
EUR Foreign Exchange Currency Futures	Jun-23	43	(5,743,456)	44,169
Euro BUXL 30-Year Bond Futures	Jun-23	23	(3,409,902)	(68,217)
Euro STOXX 50	Jun-23	114	(5,138,615)	130,353
Euro-Bobl Futures	Jun-23	273	(34,474,442)	(321,226)
Euro-BTP Futures	Jun-23	26	(3,222,695)	(89,104)
Euro-Bund Futures	Jun-23	148	(21,522,757)	(330,313)
Euro-Oat Futures	Jun-23	51	(7,116,254)	(151,602)
European Climate Exchange Futures	Dec-23	7	(606,217)	20,266
Euro-Schatz Futures	Jun-23	158	(17,837,783)	(40,629)
FTSE 100 Index Futures	Jun-23	112	(10,382,316)	412,188
FTSE China A50 Index	Jun-23	114	(1,397,754)	24,458
FTSE KLCI Futures	Jun-23	6	(90,283)	872
FTSE/JSE TOP 40	Jun-23	1	(35,607)	1,010
FTSE/MIB Index Futures	Jun-23	1	(139,454)	2,255
Gasoline RBOB Futures	Jul-23	18	(1,847,513)	111,947
GBP Currency Futures	Jun-23	3	(233,025)	(1,475)
Gold 100 Oz Futures	Aug-23	5	(991,050)	1,950
Hang Seng China Enterprises Index Futures	Jun-23	29	(1,137,157)	28,479
Hang Seng Index Futures	Jun-23	55	(6,391,714)	206,367
INR/USD Futures	Jun-23	1	(60,410)	(1)
JPY Currency Futures	Jun-23	383	(34,469,999)	200,313
Kansas City Hard Red Winter Wheat Futures	Jul-23	13	(513,825)	8,225
Kansas City Hard Red Winter Wheat Futures	Sep-23	1	(39,263)	1,325
Lean Hogs Futures	Jul-23	72	(2,399,760)	69,070
Lean Hogs Futures	Aug-23	99	(3,241,260)	79,320
Lean Hogs Futures	Oct-23	2	(60,160)	750
LME Aluminum Forward	Jun-23	2	(112,576)	8,087
LME Aluminum Forward	Jun-23	945	(52,979,062)	2,622,773
LME Aluminum Forward	Jun-23	4	(224,300)	9,408
LME Aluminum Forward	Jul-23	2	(112,282)	5,638
LME Aluminum Forward	Jul-23	2	(112,475)	5,863
LME Aluminum Forward	Jul-23	2	(112,425)	5,788
LME Aluminum Forward	Jul-23	2	(112,375)	5,800
LME Aluminum Forward	Jul-23	1	(56,113)	2,150
LME Aluminum Forward	Jul-23	5	(280,438)	11,350
LME Aluminum Forward	Aug-23	2	(112,224)	1,951
LME Aluminum Forward	Aug-23	2	(112,224)	(224)
LME Aluminum Forward	Aug-23	1	(56,106)	(1,294)
LME Aluminum Forward	Aug-23	6	(336,900)	(3,573)
LME Aluminum Forward	Sep-23	318	(17,923,116)	96,324
LME Copper Forward	Jun-23	2	(403,600)	37,950
LME Copper Forward	Jun-23	1	(201,813)	19,875
LME Copper Forward	Jun-23	2	(403,905)	28,645
LME Copper Forward	Jun-23	1	(201,991)	10,422
LME Copper Forward	Jun-23	314	(63,427,999)	5,479,266
LME Copper Forward	Jun-23	1	(202,006)	9,594
LME Copper Forward	Jun-23	1	(202,073)	20,932
LME Copper Forward	Jul-23	1	(202,140)	9,521
LME Copper Forward	Jul-23	1	(202,043)	17,283
LME Copper Forward	Jul-23	1	(202,098)	12,953
LME Copper Forward	Aug-23	1	(202,204)	4,421
LME Copper Forward	Aug-23	1	(202,088)	3,225
LME Copper Forward	Aug-23	1	(202,156)	844
LME Copper Forward	Aug-23	1	(202,225)	780
LME Copper Forward	Sep-23	90	(18,207,000)	226,041
LME Lead Forward	Jun-23	1	(50,288)	2,837
LME Lead Forward	Jun-23	1	(50,353)	3,198
LME Lead Forward	Jun-23	1	(50,369)	1,932
LME Lead Forward	Jun-23	66	(3,333,858)	83,731
LME Lead Forward	Jun-23	1	(50,463)	2,700
LME Lead Forward	Jun-23	1	(50,444)	3,000
LME Lead Forward	Aug-23	1	(50,368)	2,508
LME Lead Forward	Aug-23	1	(50,278)	1,109
LME Lead Forward	Sep-23	57	(2,869,594)	62,889
LME Nickel Forward	Jun-23	1	(122,757)	18,153
LME Nickel Forward	Jun-23	2	(245,676)	38,332
LME Nickel Forward	Jul-23	1	(123,001)	20,981
LME Nickel Forward	Jul-23	2	(246,027)	44,976
LME Nickel Forward	Jul-23	1	(123,052)	21,968
LME Nickel Forward	Jul-23	1	(123,078)	18,522
LME Nickel Forward	Aug-23	1	(123,183)	26,937
LME Nickel Forward	Aug-23	1	(123,345)	4,395
LME Nickel Forward	Aug-23	1	(123,452)	4,589
LME Nickel Forward	Aug-23	1	(123,528)	2,530
LME Nickel Forward	Sep-23	3	(371,466)	16,966
LME Zinc Forward	Jun-23	1	(55,931)	15,144
LME Zinc Forward	Jun-23	97	(5,431,394)	1,402,618
LME Zinc Forward	Jun-23	2	(112,085)	32,421
LME Zinc Forward	Jul-23	1	(56,027)	11,130
LME Zinc Forward	Jul-23	1	(56,031)	11,006
LME Zinc Forward	Jul-23	1	(56,094)	13,119
LME Zinc Forward	Jul-23	1	(56,094)	11,069
LME Zinc Forward	Jul-23	1	(56,113)	9,263
LME Zinc Forward	Aug-23	1	(56,144)	5,444
LME Zinc Forward	Aug-23	1	(56,205)	2,420
LME Zinc Forward	Aug-23	2	(112,425)	2,655
LME Zinc Forward	Sep-23	97	(5,457,463)	682,896
Long Gilt Futures	Sep-23	320	(38,528,654)	(492,469)
Low Sulphur Gasoil G Futures	Jul-23	38	(2,495,650)	120,125
Low Sulphur Gasoil G Futures	Aug-23	10	(656,250)	21,075
Low Sulphur Gasoil G Futures	Sep-23	2	(131,800)	4,650
Low Sulphur Gasoil G Futures	Oct-23	2	(132,350)	3,800
Micro E-mini Dow Jones Index Futures	Jun-23	1	(16,490)	217
Micro E-mini S&P 500 Index	Jun-23	2	(41,905)	(538)
Micro EUR/USD Futures	Jun-23	2	(26,714)	143
Milk Futures	Jun-23	1	(30,820)	360
Mill Wheat Euro	Sep-23	92	(1,073,124)	139,692
Mill Wheat Euro	Dec-23	3	(35,955)	3,968
Mill Wheat Euro	Mar-24	3	(36,717)	3,674
Mini H-Shares Index Futures	Jun-23	2	(15,685)	46
Mini HSI Index Futures	Jun-23	4	(92,970)	2,280
MSCI Emerging Markets Index Futures	Jun-23	34	(1,626,560)	32,150
MSCI Singapore Exchange ETS	Jun-23	9	(189,244)	3,017
Nasdaq 100 E-Mini	Jun-23	1	(286,010)	(6,310)
Natural Gas Futures	Jul-23	186	(4,214,760)	394,125
Natural Gas Futures	Aug-23	98	(2,310,840)	143,620
Natural Gas Futures	Sep-23	2	(47,160)	9,500
NY Harbor Ultra-Low Sulfur Diesel Futures	Jul-23	118	(11,155,460)	602,817
NY Harbor Ultra-Low Sulfur Diesel Futures	Aug-23	7	(662,647)	34,243
NY Harbor Ultra-Low Sulfur Diesel Futures	Sep-23	3	(285,025)	24,809
NY Harbor Ultra-Low Sulfur Diesel Futures	Oct-23	1	(95,290)	5,355
NZD Currency Futures	Jun-23	2	(120,190)	175
Palladium Futures	Sep-23	4	(543,600)	33,900
Palm Oil Futures	Aug-23	7	(121,368)	8,065
Palm Oil Futures	Sep-23	1	(17,398)	856
Phelix-DE Base Futures	Jul-23	1	(203,042)	30,021
Platinum Futures	Jul-23	1	(49,950)	375
Rapeseed Euro	Aug-23	18	(380,235)	51,735
Rapeseed Euro	Nov-23	1	(21,538)	2,365
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-23	1	(39,000)	1,150
Rough Rice Futures	Jul-23	2	(69,160)	(870)
Russell 2000 E-Mini	Jun-23	10	(875,900)	5,585
S&P 500 E-Mini Futures	Jun-23	34	(7,123,850)	2,200
S&P Mid 400 E-Mini	Jun-23	3	(722,700)	7,370
S&P/TSX 60 IX Futures	Jun-23	7	(1,213,436)	1,326
SET50 Index Futures	Jun-23	64	(339,016)	1,362
SGX Iron Ore 62% Futures	Jul-23	16	(157,440)	200
Short BTP Future	Jun-23	66	(7,437,822)	(34,376)
Silver Futures	Jul-23	3	(353,805)	(4,730)
South African Rand Futures	Jun-23	1	(25,288)	150
Soybean Futures	Jul-23	62	(4,029,225)	197,922
Soybean Futures	Nov-23	56	(3,210,200)	140,138
Soybean Futures	Jan-24	3	(173,550)	6,938
Soybean Meal Futures	Jul-23	11	(432,740)	17,160
Soybean Meal Futures	Dec-23	17	(620,500)	11,870
Soybean Oil Futures	Jul-23	14	(388,080)	44,694
Soybean Oil Futures	Dec-23	47	(1,301,430)	53,190
Soybean Oil Futures	Jan-24	2	(55,380)	7,902
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Sep-23	319	(36,515,530)	(234,307)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Sep-23	137	(28,198,452)	(1,391)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Sep-23	674	(73,518,656)	(219,016)
U.S. Treasury Long Bond (Chicago Board of Trade)	Sep-23	170	(21,818,438)	(242,102)
U.S. Treasury Ultra 10-Year Notes	Sep-23	34	(4,095,406)	(40,547)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Sep-23	27	(3,695,625)	(59,867)
UK Natural Gas Futures	Jul-23	10	(244,988)	42,515
Wheat (Chicago Board of Trade)	Jul-23	72	(2,139,300)	209,575
Wheat (Chicago Board of Trade)	Sep-23	35	(1,064,000)	115,813
Wheat (Chicago Board of Trade)	Dec-23	115	(3,603,813)	207,363
White Maize Futures	Jul-23	3	(56,018)	2,256
WTI Crude Futures	Jul-23	86	(5,855,740)	358,409
WTI Crude Futures	Aug-23	9	(614,160)	30,950
WTI Crude Futures	Sep-23	21	(1,430,940)	89,250
WTI Crude Futures	Dec-23	2	(134,680)	5,830
WTI Crude Futures IPE	Jun-23	3	(204,270)	8,370
WTI Crude Futures IPE	Oct-23	1	(67,920)	3,360
				$14,336,104
Total Futures Contracts				$16,824,330

Forward foreign currency contracts outstanding as of May 31, 2023 were as follows:

CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION DATE	COUNTERPARTY	UNREALIZED APPRECIATION/ (DEPRECIATION)
AUD	200,000	JPY	18,083,664	Jun 01 2023	SOCIETE GENERALE	$280
AUD	17,644,779	USD	11,465,577	Jun 01 2023	SOCIETE GENERALE	11,864
AUD	2,000,000	USD	1,352,870	Jun 21 2023	SOCIETE GENERALE	(50,916)
AUD	4,200,000	JPY	382,416,468	Jul 12 2023	SOCIETE GENERALE	(26,802)
BRL	25,875,328	USD	5,150,000	Jun 21 2023	SOCIETE GENERALE	(66,634)
CAD	30,501,628	USD	22,370,550	Jun 01 2023	SOCIETE GENERALE	98,929
CAD	2,408,312	USD	1,800,000	Jun 21 2023	SOCIETE GENERALE	(24,918)
CAD	5,860,564	AUD	6,600,000	Jul 12 2023	SOCIETE GENERALE	21,874
CAD	2,200,000	JPY	225,700,222	Jul 12 2023	SOCIETE GENERALE	(8,416)
CHF	19,201,724	USD	21,196,295	Jun 01 2023	SOCIETE GENERALE	(110,558)
CHF	566,132	GBP	500,000	Jun 02 2023	SOCIETE GENERALE	(253)
CHF	19,201,724	USD	21,135,635	Jun 02 2023	SOCIETE GENERALE	(47,578)
CHF	4,179,729	EUR	4,300,000	Jun 21 2023	SOCIETE GENERALE	(1,171)
CHF	5,123,881	USD	5,800,000	Jun 21 2023	SOCIETE GENERALE	(159,917)
CHF	4,715,735	EUR	4,875,000	Jul 12 2023	SOCIETE GENERALE	(20,481)
CHF	976,168	GBP	875,000	Jul 12 2023	SOCIETE GENERALE	(12,327)
CHF	2,250,000	JPY	347,288,895	Jul 12 2023	SOCIETE GENERALE	(26,675)
CHF	2,750,000	USD	3,048,350	Jul 12 2023	SOCIETE GENERALE	(14,072)
CLP	80,965,856	USD	100,000	Jun 05 2023	SOCIETE GENERALE	(109)
CLP	30,870,011	USD	39,133	Jun 16 2023	SOCIETE GENERALE	(1,108)
CLP	157,897,726	USD	200,000	Jun 20 2023	SOCIETE GENERALE	(5,619)
CLP	1,641,507,476	USD	2,050,000	Jun 22 2023	SOCIETE GENERALE	(29,804)
CLP	163,264,000	USD	200,000	Jul 03 2023	SOCIETE GENERALE	612
CNH	6,234,698	USD	900,000	Jun 21 2023	SOCIETE GENERALE	(22,311)
COP	2,286,292,668	USD	500,000	Jun 21 2023	SOCIETE GENERALE	10,882
CZK	52,040,986	EUR	2,200,000	Jun 21 2023	SOCIETE GENERALE	(11,932)
EUR	200,000	GBP	172,611	Jun 01 2023	SOCIETE GENERALE	(932)
EUR	4,864,797	USD	5,200,468	Jun 01 2023	SOCIETE GENERALE	(194)
EUR	1,000,000	CHF	978,781	Jun 21 2023	SOCIETE GENERALE	(7,159)
EUR	600,000	CZK	14,250,081	Jun 21 2023	SOCIETE GENERALE	684
EUR	2,100,000	GBP	1,851,547	Jun 21 2023	SOCIETE GENERALE	(56,810)
EUR	100,000	HUF	37,897,933	Jun 21 2023	SOCIETE GENERALE	(1,642)
EUR	11,050,000	JPY	1,644,337,727	Jun 21 2023	SOCIETE GENERALE	(15,334)
EUR	14,100,000	NOK	166,865,404	Jun 21 2023	SOCIETE GENERALE	41,728
EUR	650,000	PLN	2,972,433	Jun 21 2023	SOCIETE GENERALE	(5,350)
EUR	19,800,000	SEK	225,398,339	Jun 21 2023	SOCIETE GENERALE	395,516
EUR	3,300,000	USD	3,630,147	Jun 21 2023	SOCIETE GENERALE	(98,392)
EUR	3,875,000	AUD	6,347,353	Jul 12 2023	SOCIETE GENERALE	16,914
EUR	4,500,000	CAD	6,544,177	Jul 12 2023	SOCIETE GENERALE	(3,967)
EUR	4,400,000	GBP	3,810,836	Jul 12 2023	SOCIETE GENERALE	(29,898)
EUR	2,100,000	JPY	313,415,550	Jul 12 2023	SOCIETE GENERALE	(14,313)
EUR	3,000,000	NOK	35,734,909	Jul 12 2023	SOCIETE GENERALE	(11,302)
EUR	5,875,000	SEK	68,115,151	Jul 12 2023	SOCIETE GENERALE	3,775
GBP	172,683	EUR	200,000	Jun 01 2023	SOCIETE GENERALE	1,021
GBP	19,572,236	USD	24,142,891	Jun 01 2023	SOCIETE GENERALE	204,493
GBP	500,000	CHF	563,018	Jun 02 2023	SOCIETE GENERALE	3,672
GBP	257,764	EUR	300,000	Jun 02 2023	SOCIETE GENERALE	(47)
GBP	19,572,236	USD	24,240,747	Jun 02 2023	SOCIETE GENERALE	107,113
GBP	8,577,882	EUR	9,850,000	Jun 21 2023	SOCIETE GENERALE	133,611
GBP	2,300,000	USD	2,886,185	Jun 21 2023	SOCIETE GENERALE	(23,785)
GBP	3,125,000	AUD	5,907,770	Jul 12 2023	SOCIETE GENERALE	41,860
GBP	172,878	EUR	200,000	Jul 12 2023	SOCIETE GENERALE	933
GBP	1,875,000	JPY	322,857,675	Jul 12 2023	SOCIETE GENERALE	1,696
GBP	750,000	USD	926,333	Jul 12 2023	SOCIETE GENERALE	7,443
HUF	1,101,658,554	EUR	2,900,000	Jun 21 2023	SOCIETE GENERALE	55,112
HUF	112,875,405	EUR	300,000	Jul 12 2023	SOCIETE GENERALE	306
IDR	738,286,376	USD	50,000	Jun 21 2023	SOCIETE GENERALE	(759)
ILS	1,091,388	USD	300,000	Jun 21 2023	SOCIETE GENERALE	(7,234)
INR	49,674,600	USD	600,000	Jun 05 2023	SOCIETE GENERALE	325
INR	16,571,400	USD	200,000	Jun 09 2023	SOCIETE GENERALE	240
INR	613,067,593	USD	7,400,000	Jun 12 2023	SOCIETE GENERALE	7,188
INR	49,309,181	USD	600,000	Jun 21 2023	SOCIETE GENERALE	(4,428)
JPY	18,241,682	AUD	200,000	Jun 01 2023	SOCIETE GENERALE	854
JPY	16,930,576	NZD	200,000	Jun 01 2023	SOCIETE GENERALE	1,077
JPY	5,460,206,330	USD	39,057,270	Jun 01 2023	SOCIETE GENERALE	138,993
JPY	279,796,495	EUR	1,900,000	Jun 21 2023	SOCIETE GENERALE	(18,537)
JPY	93,579,515	USD	700,000	Jun 21 2023	SOCIETE GENERALE	(26,106)
JPY	17,995,858	AUD	200,000	Jul 12 2023	SOCIETE GENERALE	(273)
JPY	16,651,000	NZD	200,000	Jul 12 2023	SOCIETE GENERALE	(126)
KRW	2,878,501,198	USD	2,200,000	Jun 05 2023	SOCIETE GENERALE	(30,785)
KRW	1,978,567,525	USD	1,500,000	Jun 21 2023	SOCIETE GENERALE	(7,566)
MXN	120,498,431	USD	6,650,000	Jun 21 2023	SOCIETE GENERALE	130,444
MXN	86,000,000	USD	4,834,777	Jul 12 2023	SOCIETE GENERALE	(16,278)
NOK	1,500,000	SEK	1,457,301	Jun 01 2023	SOCIETE GENERALE	841
NOK	38,232,317	EUR	3,300,000	Jun 21 2023	SOCIETE GENERALE	(83,832)
NZD	200,000	JPY	16,761,044	Jun 01 2023	SOCIETE GENERALE	140
NZD	1,400,000	USD	884,643	Jun 21 2023	SOCIETE GENERALE	(41,509)
NZD	9,082,686	AUD	8,400,000	Jul 12 2023	SOCIETE GENERALE	(3,211)
NZD	4,000,000	JPY	337,015,640	Jul 12 2023	SOCIETE GENERALE	(26,355)
PEN	741,995	USD	200,000	Jun 21 2023	SOCIETE GENERALE	1,726
PHP	2,765,287	USD	50,000	Jun 21 2023	SOCIETE GENERALE	(796)
PLN	40,045,112	EUR	8,700,000	Jun 21 2023	SOCIETE GENERALE	132,974
PLN	2,723,292	EUR	600,000	Jul 12 2023	SOCIETE GENERALE	(1,418)
PLN	17,379,388	USD	4,100,000	Jul 12 2023	SOCIETE GENERALE	(6,114)
SEK	1,466,250	NOK	1,500,000	Jun 01 2023	SOCIETE GENERALE	(17)
SEK	52,697,290	EUR	4,700,000	Jun 21 2023	SOCIETE GENERALE	(168,277)
SEK	39,420,351	NOK	40,500,000	Jul 12 2023	SOCIETE GENERALE	(14,985)
SGD	3,588,287	USD	2,700,000	Jun 21 2023	SOCIETE GENERALE	(44,607)
SGD	9,043,107	USD	6,700,000	Jul 12 2023	SOCIETE GENERALE	(2,435)
THB	8,390,617	USD	250,000	Jun 21 2023	SOCIETE GENERALE	(8,371)
TRY	501,647	USD	22,567	Jun 20 2023	SOCIETE GENERALE	(101)
TWD	52,329,777	USD	1,700,000	Jun 05 2023	SOCIETE GENERALE	3,820
TWD	29,099,734	USD	950,000	Jun 21 2023	SOCIETE GENERALE	(777)
USD	11,547,140	AUD	17,644,779	Jun 01 2023	SOCIETE GENERALE	69,699
USD	11,465,969	AUD	17,644,779	Jun 02 2023	SOCIETE GENERALE	(11,888)
USD	5,102,650	AUD	7,700,000	Jun 21 2023	SOCIETE GENERALE	90,124
USD	2,287,916	AUD	3,500,000	Jul 12 2023	SOCIETE GENERALE	7,691
USD	450,000	BRL	2,271,928	Jun 21 2023	SOCIETE GENERALE	3,666
USD	8,200,000	CAD	11,133,630	Jun 21 2023	SOCIETE GENERALE	(6,206)
USD	4,257,371	CAD	5,800,000	Jul 12 2023	SOCIETE GENERALE	(19,696)
USD	21,133,308	CHF	19,201,724	Jun 01 2023	SOCIETE GENERALE	47,571
USD	4,800,000	CHF	4,306,779	Jun 21 2023	SOCIETE GENERALE	59,338
USD	100,000	CLP	78,492,144	Jun 05 2023	SOCIETE GENERALE	3,161
USD	39,133	CLP	31,430,903	Jun 16 2023	SOCIETE GENERALE	417
USD	200,000	CLP	162,952,288	Jun 20 2023	SOCIETE GENERALE	(604)
USD	500,000	CLP	403,942,436	Jun 22 2023	SOCIETE GENERALE	2,870
USD	100,000	CLP	81,688,144	Jun 27 2023	SOCIETE GENERALE	(459)
USD	100,000	CLP	80,950,404	Jul 03 2023	SOCIETE GENERALE	532
USD	7,000,000	CNH	48,514,077	Jun 21 2023	SOCIETE GENERALE	170,434
USD	5,200,000	CNH	36,709,244	Jul 12 2023	SOCIETE GENERALE	22,611
USD	50,000	COP	227,279,920	Jun 21 2023	SOCIETE GENERALE	(787)
USD	5,200,772	EUR	4,864,797	Jun 01 2023	SOCIETE GENERALE	498
USD	5,200,768	EUR	4,864,797	Jun 02 2023	SOCIETE GENERALE	208
USD	3,143,254	EUR	2,900,000	Jun 21 2023	SOCIETE GENERALE	39,590
USD	669,441	EUR	625,000	Jul 12 2023	SOCIETE GENERALE	(264)
USD	24,240,303	GBP	19,572,307	Jun 01 2023	SOCIETE GENERALE	(107,170)
USD	1,615,277	GBP	1,300,000	Jun 21 2023	SOCIETE GENERALE	(2,602)
USD	100,000	IDR	1,494,112,249	Jun 21 2023	SOCIETE GENERALE	349
USD	4,200,000	ILS	15,356,583	Jun 21 2023	SOCIETE GENERALE	80,584
USD	1,800,000	ILS	6,693,201	Jul 12 2023	SOCIETE GENERALE	2,632
USD	600,000	INR	49,140,477	Jun 05 2023	SOCIETE GENERALE	6,130
USD	200,000	INR	16,369,600	Jun 09 2023	SOCIETE GENERALE	2,199
USD	7,400,000	INR	608,446,500	Jun 12 2023	SOCIETE GENERALE	48,645
USD	2,050,000	INR	169,227,267	Jun 21 2023	SOCIETE GENERALE	6,019
USD	600,000	INR	49,715,100	Jun 23 2023	SOCIETE GENERALE	(432)
USD	8,000,000	INR	663,256,859	Jun 26 2023	SOCIETE GENERALE	(9,607)
USD	38,987,590	JPY	5,460,533,880	Jun 01 2023	SOCIETE GENERALE	(211,026)
USD	39,063,196	JPY	5,460,206,330	Jun 02 2023	SOCIETE GENERALE	(138,904)
USD	10,500,000	JPY	1,427,599,748	Jun 21 2023	SOCIETE GENERALE	219,430
USD	1,436,025	JPY	200,000,000	Jul 12 2023	SOCIETE GENERALE	(9,034)
USD	2,200,000	KRW	2,944,739,050	Jun 05 2023	SOCIETE GENERALE	(19,131)
USD	3,750,000	KRW	4,992,762,926	Jun 21 2023	SOCIETE GENERALE	(16,043)
USD	2,200,000	KRW	2,875,790,126	Jun 23 2023	SOCIETE GENERALE	30,524
USD	800,000	MXN	14,337,738	Jun 21 2023	SOCIETE GENERALE	(6,784)
USD	3,300,000	NOK	36,672,803	Jul 12 2023	SOCIETE GENERALE	(10,551)
USD	2,085,818	NZD	3,400,000	Jun 21 2023	SOCIETE GENERALE	38,206
USD	2,055,382	NZD	3,400,000	Jul 12 2023	SOCIETE GENERALE	8,000
USD	100,000	PHP	5,573,796	Jun 21 2023	SOCIETE GENERALE	823
USD	824	SEK	8,949	Jun 01 2023	SOCIETE GENERALE	(1)
USD	2,600,000	SEK	28,121,246	Jul 12 2023	SOCIETE GENERALE	2,583
USD	2,750,000	SGD	3,691,537	Jun 21 2023	SOCIETE GENERALE	18,200
USD	700,000	THB	24,097,766	Jun 21 2023	SOCIETE GENERALE	6,043
USD	2,600,000	TRY	57,931,518	Jun 20 2023	SOCIETE GENERALE	5,522
USD	1,700,000	TWD	51,980,490	Jun 05 2023	SOCIETE GENERALE	7,553
USD	4,200,000	TWD	128,478,470	Jun 21 2023	SOCIETE GENERALE	9,077
USD	1,700,000	TWD	52,230,832	Jun 26 2023	SOCIETE GENERALE	(4,767)
USD	4,250,000	ZAR	80,346,031	Jun 21 2023	SOCIETE GENERALE	183,842
USD	2,700,000	ZAR	53,602,414	Jul 12 2023	SOCIETE GENERALE	(6,934)
ZAR	4,671,086	USD	250,000	Jun 21 2023	SOCIETE GENERALE	(13,605)
Total Forward Foreign Currency Contracts						$751,593

AUD	Australian Dollar	LME	London Mercantile Exchange
BRL	Brazilian Real	MIB	Milano Indice di Borsa
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi	OMX	Stockholm Stock Exchange
COP	Colombian Peso	PHP	Philippine Peso
CZK	Czech Koruna	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
FTSE	Financial Times Stock Exchange	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HUF	Hungarian Forint	TRY	Turkish Lira
ILS	Israeli New Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	USD	United States Dollar
JPY	Japanese Yen	WTI	West Texas Intermediate
KRW	Korean Won	ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

ABBEY CAPITAL MULTI ASSET FUND

NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

   CONSOLIDATION OF SUBSIDIARIES –  The Abbey Capital Mulit-Asset Fund (the "Fund") strategy is achieved by the Fund investing up to 25% of its total assets in ACMAF Master Offshore Limited (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. Effective on or about November 12, 2020, the Fund’s previous wholly-owned subsidiary, the Abbey Capital Multi Asset Offshore Fund Limited, became a wholly-owned subsidiary of the Cayman Subsidiary through a share exchange between the Fund and the Cayman Subsidiary and registered as a segregated portfolio company under the acts of the Cayman Islands under the name ACMAF Offshore SPC (the “SPC”). The Cayman Subsidiary invests all or substantially all of its assets in segregated portfolios of the SPC. The Cayman Subsidiary serves solely as an intermediate entity through which the Fund invests in the SPC and makes no independent investment decisions and has no investment or other discretion over the Fund’s investable assets. Effective on or about July 8, 2021, the Fund may also invest a portion of its assets in segregated series of another whollyowned subsidiary of the Fund, the ACMAF Onshore Series LLC (the “Onshore Subsidiary”), a Delaware series limited liability company. The consolidated financial statements of the Fund include the financial statements of the Cayman Subsidiary, the Onshore Subsidiary and SPC. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of May 31, 2023, the net assets of the Cayman Subsidiary and SPC were $97,276,754, which represented 20.34% of the Fund’s net assets. As of May 31, 2023, the net assets of the Onshore Subsidiary were $66,192,838, which represented 13.84% of the Fund’s net assets.

   PORTFOLIO VALUATION — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.
• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

ASSETS	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$395,593,717	$395,593,717	$-	$-
Commodity Contracts
Futures Contracts	16,013,181	16,013,181	-	-
Equity Contracts
Futures Contracts	15,796,592	15,796,592	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	2,773,711	-	2,773,711	-
Futures Contracts	1,056,188	1,056,188	-	-
Interest Rate Contracts
Futures Contracts	533,455	533,455	-	-
Total Assets	$431,766,844	$428,993,133	$2,773,711	$-

LIABILITIES	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$(11,566,351)	$(11,566,351)	$-	$-
Equity Contracts
Futures Contracts	(2,084,333)	(2,084,333)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(2,022,118)	-	(2,022,118)	-
Futures Contracts	(100,514)	(100,514)	-	-
Interest Rate Contracts
Futures Contracts	(2,823,888)	(2,823,888)	-	-
Total Liabilities	$(18,597,204)	$(16,575,086)	$(2,022,118)	$-

   At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

   Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund's investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

   For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.